Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Preferred stock, no par value	$ 0	$ 0
Preferred stock, shares authorized unlimited	Unlimited	Unlimited
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, no par value	$ 0	$ 0
Common stock shares authorized unlimited	Unlimited	Unlimited
Common stock, shares issued	96,352,966	96,045,856
Common stock, shares outstanding	96,352,966	96,045,856